Other financial assets	12 Months Ended
Dec. 31, 2021
Other financial assets [Abstract]
Other financial assets [Text Block]

14Other financial assets

Other current financial assets

In 2021, Other current financial assets increased from EUR 0 million to EUR 2 million.

In 2020, Other current financial assets decreased from EUR 1 million to EUR 0 million.

Other non-current financial assets

The company’s investments in Other non-current financial assets mainly consist of investments in common shares of companies in various industries and investments in limited life funds. The changes during 2021 and 2020 were as follows:

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2021	248	146	37	430
Changes:
Acquisitions/additions	54	59	10	123
Sales/redemptions/reductions	(122)	0	(3)	(126)
Value adjustment through OCI	-	(43)	-	(43)
Value adjustment through P&L	95	-	-	95
Translation differences and other	8	19	2	29
Reclassifications	(1)	120	2	122
Balance as of December 31, 2021	283	300	47	630

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2020	136	72	40	248
Changes:
Acquisitions/additions	44	82	4	131
Sales/redemptions/reductions	(59)	(3)	(2)	(65)
Value adjustment through OCI	-	3	-	3
Value adjustment through P&L	133	-	-	133
Translation differences and other	(6)	(5)	(6)	(17)
Reclassifications	-	(3)	-	(3)
Balance as of December 31, 2020	248	146	37	430

At December 31, 2021, equity investments of EUR 273 million (2020: EUR 119 million) are accounted under the FVTOCI category based on the company's election at initial recognition mainly because such investments are neither held for trading purposes nor primarily for their increase in value and the elected presentation is considered to reflect the nature and purpose of the investment.

In 2021, reclassifications refer to previous investments in associates that were reclassified to Other non-current financial assets at FVTOCI following the loss of significant influence. The main movement in Other non-current financial assets at FVTPL is related to the value adjustments through P&L of EUR 95 million, which is mainly due to fair value gains from investments in limited life funds.